CONTINGENT LIABILITIES AND COMMITMENTS (Details Textual) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Operating Leases, Rent Expense, Minimum Rentals	$ 44	$ 6
Operating Leases, Rent Expense	104	120	$ 15
Guarantee For Performance Of Lease Agreement	26
Operating Leases, Rent Expense, Net	43	$ 25	$ 11
Subsidiaries [Member]
CONTINGENT LIABILITIES AND COMMITMENTS [Line Items]
Operating Leases, Rent Expense	$ 36